LONG-TERM DEBT - Cash Money Revolving Credit Facility (Details) - Line of Credit - Cash Money Revolving Credit Facility - CAD ($)	12 Months Ended
	Dec. 31, 2018	Jul. 31, 2018	Jun. 30, 2018
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 10,000,000	$ 7,300,000.0
Revolving Credit Facility | Prime Rate
Debt Instrument [Line Items]
Basis spread (as percent)	1.95%
Standby Letters of Credit
Debt Instrument [Line Items]
Reduction in borrowing capacity	$ 300,000